Stock-Based Compensation - Summary of Plans RSUs Activity (Detail) (Restricted Stock Units (RSUs), USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restricted Stock Units (RSUs)
Outstanding number of shares
Outstanding number of shares, Beginning	998,145
Outstanding number of shares, RSUs granted	343,830	1,090,945
Outstanding number of shares, RSUs released	(91,469)
Outstanding number of shares, RSUs canceled	(48,193)	(92,800)
Outstanding number of shares, Ending	1,202,313	998,145
Weighted-average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning	$ 10.99
Weighted-Average Grant Date Fair Value, granted	$ 15.46	$ 11.80
Weighted-Average Grant Date Fair Value, released	$ 10.13
Weighted-Average Grant Date Fair Value, canceled	$ 11.24	$ 9.28
Weighted-Average Grant Date Fair Value, Ending	$ 13.06	$ 10.99
Weighted average remaining contractual life
Weighted average remaining contractual life, granted	6 years 10 months 10 days	6 years 6 months 11 days
Weighted average remaining contractual life, ending	5 years 11 months 16 days	6 years 6 months 11 days